Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of Revenues (Details) - Discontinued operations [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of Revenues (Details) [Line Items]
Revenues from the sale of solar electricity	€ 25,373	€ 31,813	€ 39,601
Revenues from the sale of gas and power produced by anaerobic digestion plants	15,094	17,021	12,640
Total revenues	€ 40,467	€ 48,834	€ 52,241